Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 295	$ 251
Regulatory Liability, Long-term	1,886	2,359
Total regulatory liabilities	2,181	2,610
Deferred income tax regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	985	1,218
Accumulated reserve - cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	891	955
Regulated fuel adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	115	161
Storm reserve
Regulatory Liabilities [Line Items]
Total regulatory liabilities	62	76
Cost recovery clauses
Regulatory Liabilities [Line Items]
Total regulatory liabilities	53	30
Deferrals related to derivative instruments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	42	116
Self-insurance fund
Regulatory Liabilities [Line Items]
Total regulatory liabilities	29	30
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 4	$ 24